Fair Value Measurement - Financial Instruments Carried at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	$ (28)		$ (31)
Commodity Derivative [Member] | Current Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	79	[1]	49	[1]
Short-term investments	9	[1],[2]	2	[1],[2]
Commodity Derivative [Member] | Long-Term Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	87	[3]	70	[3]
Commodity Derivative [Member] | Current Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(26)	[4]	(27)	[4]
Commodity Derivative [Member] | Long-Term Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(1)	[5]	(6)	[5]
Interest Rate Derivatives [Member] | Current Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives	(2)	[4]	(4)	[4]
Interest Rate Derivatives [Member] | Long-Term Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives	0	[5]	(2)	[5]
Level 1 [Member] | Commodity Derivative [Member] | Current Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	0	[1]	0	[1]
Short-term investments	9	[1],[2]	2	[1],[2]
Level 1 [Member] | Commodity Derivative [Member] | Long-Term Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	0	[3]	0	[3]
Level 1 [Member] | Commodity Derivative [Member] | Current Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	0	[4]	0	[4]
Level 1 [Member] | Commodity Derivative [Member] | Long-Term Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	0	[5]	0	[5]
Level 1 [Member] | Interest Rate Derivatives [Member] | Current Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives	0	[4]	0	[4]
Level 1 [Member] | Interest Rate Derivatives [Member] | Long-Term Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives	0	[5]	0	[5]
Level 2 [Member] | Commodity Derivative [Member] | Current Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	14	[1]	9	[1]
Short-term investments	0	[1],[2]	0	[1],[2]
Level 2 [Member] | Commodity Derivative [Member] | Long-Term Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	12	[3]	5	[3]
Level 2 [Member] | Commodity Derivative [Member] | Current Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(26)	[4]	(26)	[4]
Level 2 [Member] | Commodity Derivative [Member] | Long-Term Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(1)	[5]	(6)	[5]
Level 2 [Member] | Interest Rate Derivatives [Member] | Current Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives	(2)	[4]	(4)	[4]
Level 2 [Member] | Interest Rate Derivatives [Member] | Long-Term Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives	0	[5]	(2)	[5]
Level 3 [Member] | Commodity Derivative [Member] | Current Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	65	[1]	40	[1]
Short-term investments	0	[1],[2]	0	[1],[2]
Level 3 [Member] | Commodity Derivative [Member] | Long-Term Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	75	[3]	65	[3]
Level 3 [Member] | Commodity Derivative [Member] | Current Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	0	[4]	(1)	[4]
Level 3 [Member] | Commodity Derivative [Member] | Long-Term Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	0	[5]	0	[5]
Level 3 [Member] | Interest Rate Derivatives [Member] | Current Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives	0	[4]	0	[4]
Level 3 [Member] | Interest Rate Derivatives [Member] | Long-Term Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivatives	$ 0	[5]	$ 0	[5]

[1]	Included in current unrealized gains on derivative instruments in our consolidated balance sheets.
[2]	Includes short-term money market securities included in cash and cash equivalents in our consolidated balance sheets.
[3]	Included in long-term unrealized gains on derivative instruments in our consolidated balance sheets.
[4]	Included in current unrealized losses on derivative instruments in our consolidated balance sheets.
[5]	Included in long-term unrealized losses on derivative instruments in our consolidated balance sheets.